BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 4,106 $ 27,099
Element Solutions, Inc. ............... 4,061 72,286
99,385
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 1,173 7,179
IT Services — 0.1%
(a)
Block, Inc., Class A ................. 259 15,918
Twilio , Inc., Class A ................. 87 7,292
23,210
Life Sciences Tools & Services — 0.4%
(a)
Avantor , Inc. ...................... 2,309 71,810
Syneos Health, Inc. ................. 1,318 94,474
166,284
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 20,492 21,926
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.
(b)
........... 1,433 84,375
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 1,774 36,296
Total Common Stocks — 1.1%
(Cost: $592,379) ................................ 438,655
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.4%
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. USD 76 62,660
7.88%, 04/15/27 ................. 124 103,219
6.00%, 02/15/28 ................. 59 44,215
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
20 19,810
TransDigm , Inc.
6.25%, 03/15/26
(c)
................ 509 490,549
4.63%, 01/15/29 ................. 98 78,892
4.88%, 05/01/29 ................. 68 55,354
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 129 129,951
984,650
Airlines — 2.0%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 200 206,980
5.50%, 04/20/26 ................. 9 8,269
5.75%, 04/20/29 ................. 306 261,554
United Airlines, Inc.
4.38%, 04/15/26 ................. 217 191,214
4.63%, 04/15/29 ................. 185 156,930
824,947
Auto Components — 1.8%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 93 92,112
6.25%, 05/15/26 ................. 149 143,413
8.50%, 05/15/27 ................. 398 384,657
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 123 127,203
5.63%, 04/30/33 ................. 17 13,615
761,000
Security
Par (000)
Par (000) Value
Automobiles — 0.7%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 315 $ 235,589
4.75%, 01/15/43 ................. 42 29,918
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 40 31,680
297,187
Building Products — 0.7%
(c)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ..................... 170 166,017
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 74 47,541
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 15 12,750
Standard Industries, Inc.
4.38%, 07/15/30 ................. 48 37,860
3.38%, 01/15/31 ................. 37 27,292
291,460
Capital Markets — 0.4%
(c)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 47 38,775
MSCI, Inc.
3.63%, 09/01/30 ................. 101 84,202
3.63%, 11/01/31 ................. 39 32,103
3.25%, 08/15/33 ................. 15 11,956
167,036
Chemicals — 3.1%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 157 127,700
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 134,790
3.38%, 02/15/29 ................. 350 285,730
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 80 63,976
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 180 148,523
HB Fuller Co., 4.00%, 02/15/27 ........ 47 42,300
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 166,160
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 25 20,937
Kobe US Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
. 54 49,391
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
77 67,013
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
230 169,337
1,275,857
Commercial Services & Supplies — 2.6%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 3 2,435
4.88%, 07/15/32 ................. 26 20,696
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 185 169,762
9.75%, 07/15/27 ................. 160 135,414
4.63%, 06/01/28 ................. 200 164,941
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 24 19,380
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 19 15,090
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 24,112
5.75%, 07/15/29 ................. 50 38,710
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 90 81,559
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 8 6,510
5.00%, 09/01/30 ................. 54 44,080
Garda World Security Corp., 4.63%, 02/15/27
(c)
22 18,920
GFL Environmental, Inc.
(c)
4.00%, 08/01/28 ................. 4 3,300
4.75%, 06/15/29 ................. 16 13,240
4.38%, 08/15/29 ................. 40 32,200
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 34,358
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 92 70,501
Nielsen Finance LLC, 5.88%, 10/01/30
(c)
... 78 71,617

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 70 $ 65,275
6.25%, 01/15/28 ................. 51 42,666
1,074,766
Communications Equipment — 1.4%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 216 140,940
Ciena Corp., 4.00%, 01/31/30
(c)
........ 25 21,578
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 100 86,500
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. 45 41,446
8.25%, 03/01/27 ................. 4 3,162
7.13%, 07/01/28 ................. 13 9,881
4.75%, 09/01/29 ................. 38 30,655
Nokia OYJ
4.38%, 06/12/27 ................. 45 42,512
6.63%, 05/15/39 ................. 96 94,920
ViaSat , Inc.
(c)
5.63%, 09/15/25 ................. 29 23,456
5.63%, 04/15/27 ................. 25 21,616
6.50%, 07/15/28 ................. 7 4,822
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 76 63,651
585,139
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 24 20,955
MasTec, Inc., 4.50%, 08/15/28 ......... 40 35,987
56,942
Consumer Finance — 1.6%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 189,437
4.39%, 01/08/26 ................. 200 184,212
5.11%, 05/03/29 ................. 200 179,295
OneMain Finance Corp.
7.13%, 03/15/26 ................. 44 40,666
6.63%, 01/15/28 ................. 20 17,875
5.38%, 11/15/29 ................. 5 4,052
4.00%, 09/15/30 ................. 17 12,601
SLM Corp., 3.13%, 11/02/26 .......... 41 33,106
661,244
Containers & Packaging — 3.2%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 148,352
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
............... 200 160,500
Ball Corp.
2.88%, 08/15/30 ................. 180 144,883
3.13%, 09/15/31 ................. 221 178,267
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 111 104,299
8.75%, 04/15/30 ................. 76 65,555
Crown Americas LLC, 4.25%, 09/30/26 ... 124 114,390
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 84,281
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 117 105,477
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 213,774
1,319,778
Distributors — 0.1%
American Builders & Contractors Supply Co.,
Inc.
(c)
4.00%, 01/15/28 ................. 9 7,708
3.88%, 11/15/29 ................. 20 15,990
23,698
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... USD 200 $ 171,664
Diversified Financial Services — 0.4%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 53 47,170
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 32 30,834
7.38%, 09/01/25 ................. 30 27,825
Shift4 Payments LLC, 4.63%, 11/01/26 .... 52 46,019
151,848
Diversified Telecommunication Services — 6.8%
Altice France SA
(c)
5.13%, 07/15/29 ................. 200 151,000
5.50%, 10/15/29 ................. 200 152,782
CCO Holdings LLC
5.00%, 02/01/28
(c)
................ 14 12,918
4.75%, 03/01/30
(c)
................ 10 8,553
4.25%, 02/01/31
(c)
................ 17 13,855
4.75%, 02/01/32
(c)
................ 119 97,437
4.50%, 05/01/32 ................. 6 4,858
4.50%, 06/01/33
(c)
................ 25 19,701
4.25%, 01/15/34
(c)
................ 103 79,567
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 58 49,334
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 100 89,910
6.75%, 05/01/29 ................. 108 88,830
6.00%, 01/15/30 ................. 28 21,545
8.75%, 05/15/30 ................. 60 60,659
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 200 179,994
7.00%, 10/15/28 ................. 294 255,761
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 12 10,336
4.25%, 07/01/28 ................. 158 126,597
3.63%, 01/15/29 ................. 21 16,192
3.75%, 07/15/29 ................. 130 100,517
Lumen Technologies, Inc.
(c)
5.13%, 12/15/26 ................. 101 85,024
4.00%, 02/15/27 ................. 11 9,303
4.50%, 01/15/29 ................. 3 2,233
5.38%, 06/15/29 ................. 232 183,692
Sprint Capital Corp.
6.88%, 11/15/28 ................. 223 234,489
8.75%, 03/15/32 ................. 193 232,272
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 49 48,468
4.13%, 06/15/29 ................. 118 116,801
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 46,332
6.00%, 09/30/34 ................. 71 53,553
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 129 107,017
6.13%, 03/01/28 ................. 274 197,858
2,857,388
Electric Utilities — 2.2%
(c)
NextEra Energy Operating Partners LP, 4.25%,
09/15/24 ..................... 233 221,932
NRG Energy, Inc.
3.63%, 02/15/31 ................. 69 54,096
3.88%, 02/15/32 ................. 68 54,011
Pattern Energy Operations LP, 4.50%, 08/15/28 679 590,730
920,769

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... USD 110 $ 89,311
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
118 100,439
Entertainment — 1.1%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... 41 34,645
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 124 96,720
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 110 108,176
4.75%, 10/15/27 ................. 38 33,688
3.75%, 01/15/28 ................. 37 31,913
Playtika Holding Corp., 4.25%, 03/15/29 ... 64 52,800
WMG Acquisition Corp., 3.88%, 07/15/30 .. 99 82,323
440,265
Equity Real Estate Investment Trusts (REITs) — 1.3%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 35,657
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 23 19,642
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 106 91,160
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 55 44,391
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 6 5,217
5.63%, 07/15/32 ................. 37 31,286
SBA Communications Corp.
3.88%, 02/15/27 ................. 169 154,262
3.13%, 02/01/29 ................. 3 2,455
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 100 82,239
6.50%, 02/15/29 ................. 100 73,250
6.00%, 01/15/30 ................. 30 20,754
560,313
Food & Staples Retailing — 0.6%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 40 34,838
4.88%, 02/15/30 ................. 69 59,191
United Natural Foods, Inc., 6.75%, 10/15/28 46 42,989
US Foods, Inc.
6.25%, 04/15/25 ................. 78 77,805
4.75%, 02/15/29 ................. 47 41,087
255,910
Food Products — 1.8%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 67 61,531
4.63%, 11/15/28 ................. 100 84,500
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 86 85,712
Kraft Heinz Foods Co., 5.50%, 06/01/50 ... 177 169,905
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 135 127,050
4.13%, 01/31/30 ................. 131 113,388
4.38%, 01/31/32 ................. 114 99,180
741,266
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 13,606
Health Care Equipment & Supplies — 1.6%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 124 113,671
3.88%, 11/01/29 ................. 47 41,108
Embecta Corp., 6.75%, 02/15/30
(c)
...... 36 32,412
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 221 188,889
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. USD 8 $ 6,814
5.25%, 10/01/29 ................. 155 127,301
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,767
4.25%, 06/01/28
(c)
................ 188 169,865
682,827
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(c)
26 24,292
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 39,803
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
86 63,184
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 27 22,080
Centene Corp.
2.45%, 07/15/28 ................. 73 60,885
3.00%, 10/15/30 ................. 313 259,399
2.50%, 03/01/31 ................. 88 69,851
2.63%, 08/01/31 ................. 89 70,799
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. 59 53,731
6.00%, 01/15/29 ................. 151 125,091
6.88%, 04/15/29 ................. 18 11,610
6.13%, 04/01/30 ................. 39 23,790
Encompass Health Corp.
4.50%, 02/01/28 ................. 117 100,164
4.63%, 04/01/31 ................. 138 111,742
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 50 40,003
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 117 102,375
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 66 48,510
MEDNAX, Inc., 5.38%, 02/15/30
(c)
....... 118 101,098
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 24 21,439
3.88%, 11/15/30 ................. 10 8,548
3.88%, 05/15/32 ................. 18 15,094
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 51 43,733
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 78 71,251
Surgery Center Holdings, Inc., 6.75%,
07/01/25
(c)
.................... 111 101,736
Tenet Healthcare Corp.
(c)
4.88%, 01/01/26 ................. 51 46,920
6.25%, 02/01/27 ................. 12 11,045
5.13%, 11/01/27 ................. 25 22,500
6.13%, 10/01/28 ................. 35 29,952
4.25%, 06/01/29 ................. 20 16,844
1,717,469
Hotels, Restaurants & Leisure — 5.2%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 41 35,585
4.38%, 01/15/28 ................. 82 71,692
4.00%, 10/15/30 ................. 20 16,050
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 107 92,655
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 163 157,088
8.13%, 07/01/27 ................. 241 232,866
4.63%, 10/15/29 ................. 159 123,623
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 92 87,980
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 144 131,040
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 92,150
Churchill Downs, Inc., 4.75%, 01/15/28
(c)
... 10 8,900
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 23 19,607
6.75%, 01/15/30 ................. 50 38,375
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 46 43,738

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
3.75%, 05/01/29
(c)
................ USD 61 $ 51,737
4.88%, 01/15/30 ................. 113 102,124
4.00%, 05/01/31
(c)
................ 58 48,198
3.63%, 02/15/32
(c)
................ 16 12,710
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 45,895
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 182,501
MGM Resorts International, 5.75%, 06/15/25 90 85,725
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 53 43,195
Scientific Games International, Inc., 7.25%,
11/15/29
(c)
.................... 44 41,264
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
69 69,851
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 92,886
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 62,101
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
116 91,362
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 91 82,582
2,163,480
Household Durables — 0.9%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 18,750
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 73,339
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 60,117
KB Home, 7.25%, 07/15/30 ........... 15 14,213
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
71 47,748
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 66 60,833
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 19 15,305
3.88%, 10/15/31 ................. 58 43,500
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 19,231
353,036
Household Products — 0.2%
(c)
Energizer Holdings, Inc.
6.50%, 12/31/27 ................. 28 24,535
4.75%, 06/15/28 ................. 12 9,525
Spectrum Brands, Inc., 5.00%, 10/01/29 ... 42 36,319
70,379
Independent Power and Renewable Electricity Producers — 1.7%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 730 656,768
3.75%, 01/15/32 ................. 86 68,155
724,923
Insurance — 2.6%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 157 135,895
6.75%, 10/15/27 ................. 271 240,480
5.88%, 11/01/29 ................. 282 234,006
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 22,468
HUB International Ltd., 7.00%, 05/01/26 ... 106 99,682
NFP Corp.
4.88%, 08/15/28 ................. 110 94,211
6.88%, 08/15/28 ................. 294 242,562
Ryan Specialty Group LLC, 4.38%, 02/01/30 32 27,840
1,097,144
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 55 51,852
5.00%, 03/01/30 ................. 50 47,437
99,289
Internet & Direct Marketing Retail — 0.2%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 37,309
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 71 59,859
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Match Group Holdings II LLC, 3.63%, 10/01/31 USD 6 $ 4,725
101,893
IT Services — 2.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 47,253
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 83,040
Block, Inc., 3.50%, 06/01/31
(c)
......... 287 228,699
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
93 81,089
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 62 56,929
3.63%, 06/15/29 ................. 43 37,254
3.75%, 10/01/30 ................. 53 45,116
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 60 49,413
6.00%, 02/15/28 ................. 75 53,896
Twilio, Inc., 3.88%, 03/15/31 .......... 170 139,871
822,560
Leisure Products — 0.3%
Mattel, Inc.
6.20%, 10/01/40 ................. 53 50,615
5.45%, 11/01/41 ................. 62 54,421
105,036
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 28,746
4.00%, 03/15/31 ................. 22 18,754
Syneos Health, Inc., 3.63%, 01/15/29 .... 103 87,223
134,723
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
63 54,958
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 53,550
Titan International, Inc., 7.00%, 04/30/28 .. 23 21,606
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 178,313
308,427
Media — 5.6%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 160,500
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 31,598
Cable One, Inc.
1.13%, 03/15/28
(f)
................ 147 123,186
4.00%, 11/15/30
(c)
................ 111 91,184
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 55 46,476
5.50%, 04/01/63 ................. 55 46,717
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 160 135,093
7.75%, 04/15/28 ................. 164 119,321
7.50%, 06/01/29 ................. 165 118,645
CSC Holdings LLC, 4.13%, 12/01/30
(c)
.... 200 156,000
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 88 75,070
GCI LLC, 4.75%, 10/15/28
(c)
.......... 21 18,196
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(c)
.................... 200 167,000
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(f)
184 175,017
Outfront Media Capital LLC, 5.00%, 08/15/27
(c)
4 3,495
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 99 85,366
6.50%, 09/15/28 ................. 196 151,483
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 65 51,556
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 92 82,085
5.00%, 08/01/27 ................. 11 10,203
5.50%, 07/01/29 ................. 28 25,515
3.88%, 09/01/31 ................. 37 29,461

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 200 $ 176,480
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 36 34,276
7.38%, 06/30/30 ................. 30 29,325
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 32 25,976
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 156,882
2,326,106
Metals & Mining — 4.2%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 707 656,057
Constellium SE
5.63%, 06/15/28 ................. 250 223,686
3.75%, 04/15/29 ................. 250 198,268
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32 ..................... 121 108,900
Novelis Corp.
3.25%, 11/15/26 ................. 358 302,608
4.75%, 01/30/30 ................. 14 11,637
3.88%, 08/15/31 ................. 311 239,529
1,740,685
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 18 15,625
Multiline Retail — 0.2%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 75 69,119
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Partners LP, 5.75%,
03/01/27
(c)
.................... 140 130,200
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 21,218
5.60%, 04/01/44 ................. 52 36,827
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 78,400
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 106,785
6.50%, 09/30/26 ................. 185 167,566
Occidental Petroleum Corp.
8.00%, 07/15/25 ................. 2 2,105
5.88%, 09/01/25 ................. 2 1,991
5.50%, 12/01/25 ................. 210 206,850
5.55%, 03/15/26 ................. 228 226,411
8.88%, 07/15/30 ................. 7 8,036
6.63%, 09/01/30 ................. 88 90,640
6.13%, 01/01/31 ................. 11 11,148
6.20%, 03/15/40 ................. 384 378,240
6.60%, 03/15/46 ................. 2 2,124
1,468,541
Personal Products — 0.1%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 25 20,730
Pharmaceuticals — 0.8%
(c)
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. 80 65,635
3.50%, 04/01/30 ................. 40 32,637
Organon & Co., 5.13%, 04/30/31 ....... 200 172,566
P&L Development LLC, 7.75%, 11/15/25 ... 57 39,903
310,741
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 22,919
4.00%, 04/15/29 ................. 73 61,685
CoreLogic, Inc., 4.50%, 05/01/28 ....... 48 36,960
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 86 74,282
Security
Par (000)
Par (000) Value
Professional Services (continued)
Korn Ferry, 4.63%, 12/15/27 .......... USD 87 $ 78,083
273,929
Real Estate Management & Development — 0.8%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 143,027
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 80 67,000
4.38%, 02/01/31 ................. 44 32,564
Realogy Group LLC, 5.75%, 01/15/29 .... 93 70,524
WeWork Cos. LLC, 5.00%, 07/10/25 ..... 31 20,021
333,136
Road & Rail — 0.8%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 25,082
5.00%, 12/01/29 ................. 24 18,480
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 40,200
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 ................ 2 1,585
Uber Technologies, Inc.
7.50%, 09/15/27 ................. 17 16,470
6.25%, 01/15/28 ................. 11 10,173
4.50%, 08/15/29 ................. 184 151,340
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 76 64,790
328,120
Semiconductors & Semiconductor Equipment — 0.8%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 265 246,775
Entegris , Inc.
4.38%, 04/15/28 ................. 44 38,830
3.63%, 05/01/29 ................. 10 8,362
Synaptics, Inc., 4.00%, 06/15/29 ........ 70 56,839
350,806
Software — 4.4%
(c)
Boxer Parent Co., Inc., 7.13%, 10/02/25 ... 53 50,751
Camelot Finance SA, 4.50%, 11/01/26 .... 24 21,890
Central Parent, Inc., 7.25%, 06/15/29 ..... 125 120,313
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 342 285,744
4.88%, 07/01/29 ................. 193 158,453
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 239 194,252
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 17 14,625
6.50%, 10/15/28 ................. 15 12,378
Elastic NV, 4.13%, 07/15/29 .......... 151 126,052
Fair Isaac Corp., 4.00%, 06/15/28 ....... 119 105,415
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 65 51,762
Minerva Merger Sub, Inc., 6.50%, 02/15/30 . 109 90,643
NCR Corp., 6.13%, 09/01/29 .......... 45 38,919
Open Text Corp.
3.88%, 02/15/28 ................. 41 36,466
3.88%, 12/01/29 ................. 98 82,482
Open Text Holdings, Inc., 4.13%, 02/15/30 . 28 24,221
PTC, Inc.
3.63%, 02/15/25 ................. 49 46,343
4.00%, 02/15/28 ................. 75 67,775
SS&C Technologies, Inc., 5.50%, 09/30/27 . 95 88,593
Veritas US, Inc., 7.50%, 09/01/25 ....... 100 75,045
ZoomInfo Technologies LLC, 3.88%, 02/01/29 195 163,340
1,855,462
Specialty Retail — 2.0%
Arko Corp., 5.13%, 11/15/29
(c)
......... 49 37,119
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(c)
.................... 40 32,700

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Bath & Body Works, Inc.
6.88%, 11/01/35 ................. USD 34 $ 27,625
7.60%, 07/15/37 ................. 8 6,449
Carvana Co.
(c)
5.50%, 04/15/27 ................. 18 11,616
4.88%, 09/01/29 ................. 29 16,490
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
48 40,118
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 98 76,413
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 51 32,834
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 43 36,523
PetSmart, Inc., 7.75%, 02/15/29
(c)
....... 250 225,127
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 18 13,947
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 46 37,399
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 100 87,500
6.13%, 07/01/29 ................. 88 69,430
6.00%, 12/01/29 ................. 99 77,738
829,028
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 16 12,278
Textiles, Apparel & Luxury Goods — 0.6%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 61 43,173
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 23,824
Levi Strauss & Co., 3.50%, 03/01/31 ..... 124 101,370
William Carter Co. (The), 5.63%, 03/15/27 .. 94 88,022
256,389
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 61,303
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 82,381
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 23,421
5.75%, 11/15/31 ................. 23 17,611
184,716
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
25 20,330
Boise Cascade Co., 4.88%, 07/01/30
(c)
.... 61 53,357
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 50 36,625
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 62 56,600
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 123 102,909
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 21 19,478
WESCO Distribution, Inc., 7.25%, 06/15/28
(c)
223 220,547
509,846
Wireless Telecommunication Services — 1.6%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 333 299,244
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 60 50,507
3.38%, 04/15/29 ................. 14 12,250
3.38%, 04/15/29
(c)
................ 7 6,125
2.88%, 02/15/31 ................. 45 37,360
3.50%, 04/15/31 ................. 22 18,996
3.50%, 04/15/31
(c)
................ 7 6,044
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(c)
296 239,123
669,649
Total Corporate Bonds — 82.8%
(Cost: $40,790,847) .............................. 34,562,575
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.81%
,
 04/20/28 USD 5 $ 5,142
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 7.31%
,
 06/21/27 8 8,029
13,171
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 04/30/26
(d)
188 174,978
Chemicals — 0.2%
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 6.06%
,
 09/22/28
(d)
76 71,574
Commercial Services & Supplies — 0.1%
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.24%
,
 05/30/25
(d)
24 22,919
Communications Equipment — 0.2%
ViaSat , Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.14%
,
 03/02/29
(d)
.......... 90 83,467
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 12/10/29
(d)(g)
............... 29 26,535
Diversified Financial Services — 1.0%
(d)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (SOFR 1 Month + 4.18%),
5.88%
,
 04/13/29 ................. 38 35,453
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
5.92%
,
 12/15/28 ................. 197 177,735
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 09/25/26 .... 203 188,264
401,452
Diversified Telecommunication Services — 2.1%
(d)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 5.41%
,
 08/14/26 .... 188 171,809
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.57%
,
 11/30/27 . 99 93,352
Cincinnati Bell, Inc., Term Loan B2, (SOFR 1
Month + 3.25%), 4.88%
,
 11/22/28 ...... 20 19,073
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/11/26 .... 148 136,231
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
6.06%
,
 05/01/28 ................. 198 184,829
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 03/09/27 303 278,491
883,785
Food Products — 0.0%
Chobani LLC, Term Loan, 10/25/27
(d)(h)
.... 4 3,689
Health Care Technology — 1.9%
(d)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(h)
................. 71 65,244
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 5.01%
,
 02/15/29 ..... 419 384,940
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 08/27/25 339 323,629
773,813

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.9%
(d)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 07/21/25 ................. USD 148 $ 142,809
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(h)
..................... 216 199,025
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
4.36%
,
 04/14/29 ................. 33 31,268
373,102
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.60%
,
 10/06/28
(d)
................ 73 59,619
Insurance — 1.0%
(d)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/09/25 ................. 100 93,890
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
5.01%
,
 11/05/27 ................. 43 39,548
AssuredPartners , Inc., Term Loan
(SOFR 1 Month + 3.50%), 5.03%, 02/12/27 50 46,384
(LIBOR USD 1 Month + 3.50%),
5.17%, 02/12/27 ............... 99 92,590
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.35%
,
 04/25/25 148 140,545
412,957
Interactive Media & Services — 0.3%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.67%
,
 10/30/26
(d)
................ 148 139,706
IT Services — 0.6%
(d)
Castle US Holding Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 01/29/27 151 131,729
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
2.75%), 4.16%
,
 02/15/28 ........... 131 119,053
250,782
Media — 1.1%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.74%
,
 08/21/26 ................. 344 294,383
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 6.67%
,
 08/02/27 186 171,044
465,427
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.87%
,
 02/06/26 ................. 92 86,433
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 4.75%
,
 01/18/29 43 39,944
126,377
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 5.07%
,
 02/25/27
(d)
99 94,525
Security
Par (000)
Par (000) Value
Software — 1.5%
(d)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
7.17%
,
 02/27/26 ................. USD 96 $ 89,941
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/02/25 159 147,462
CDK Global, Inc., Term Loan B, 07/06/29
(h)
.. 52 49,017
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 4.00%), 5.15%
,
 03/01/29 .......... 256 232,320
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 14 12,674
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 22 20,204
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/16/25 ................. 99 93,605
645,223
Specialty Retail — 0.2%
(d)
PetSmart LLC, Term Loan, 02/11/28
(h)
..... 7 6,931
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.02%
,
 06/02/28 .... 100 92,273
99,204
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(d)
..... 209 189,799
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (SOFR 3
Month + 3.50%), 4.00%
,
 06/02/28
(d)
.... 46 41,823
Total Floating Rate Loan Interests — 12.8%
(Cost: $5,784,092) .............................. 5,353,927
Preferred Securities
Capital Trusts
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%
(c)( i )
............... 57 51,727
Total Capital Trusts — 0.1%
(Cost: $57,000) ................................ 51,727
Total Long-Term Investments — 96.8%
(Cost: $47,224,318) .............................. 40,406,884
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(j)(k)
.................. 1,016,273 1,016,273
Total Short-Term Securities — 2.4%
(Cost: $1,016,273) .............................. 1,016,273
Total Investments — 99.2%
(Cost: $48,240,591 ) .............................. 41,423,157
Other Assets Less Liabilities — 0.8% ................... 333,712
Net Assets — 100.0% .............................. $ 41,756,869
(a)
Non-income producing security.
(b)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Perpetual security with no stated maturity date.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,166,439 $ — $ (2,150,166) $ — $ — $ 1,016,273 1,016,273 $ 1,183 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2 09/21/22 $ 237 $ 2,348
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 438,655 $ — $ — $ 438,655
Corporate Bonds ........................................ — 34,562,575 — 34,562,575
Floating Rate Loan Interests
Airlines .............................................. — 13,171 — 13,171
Auto Components ...................................... — 174,978 — 174,978
Chemicals ............................................ — 71,574 — 71,574
Commercial Services & Supplies ............................. — 22,919 — 22,919
Communications Equipment ................................ — 83,467 — 83,467
Diversified Consumer Services .............................. — — 26,535 26,535
Diversified Financial Services ............................... — 401,452 — 401,452
Diversified Telecommunication Services ........................ — 883,785 — 883,785
Food Products ......................................... — 3,689 — 3,689
Health Care Technology .................................. — 773,813 — 773,813
Hotels, Restaurants & Leisure .............................. — 373,102 — 373,102
Household Durables ..................................... — 59,619 — 59,619
Insurance ............................................ — 412,957 — 412,957
Interactive Media & Services ............................... — 139,706 — 139,706
IT Services ........................................... — 250,782 — 250,782
Media ............................................... — 465,427 — 465,427
Professional Services .................................... — 126,377 — 126,377
Road & Rail ........................................... — 94,525 — 94,525
Software ............................................. — 645,223 — 645,223
Specialty Retail ........................................ — 99,204 — 99,204
Textiles, Apparel & Luxury Goods ............................ — 189,799 — 189,799
Trading Companies & Distributors ............................ — 41,823 — 41,823
Preferred Securities ......................................... — 51,727 — 51,727
Short-Term Securities
Money Market Funds ...................................... 1,016,273 — — 1,016,273
$ 1,454,928 $ 39,941,694 $ 26,535 $ 41,423,157

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 2,348 $ — $ — $ 2,348
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.